FAIR VALUE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
Fair Value Financial Instruments [Abstract]
Fair Value Financial Instruments
NOTE 4 - FAIR VALUE FINANCIAL INSTRUMENTS

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes:

	December 31, 2012
	Fair value measurements at reporting date U.S. dollars in thousands
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative component in convertible notes presented among long-term liabilities			$22	$22
Convertible subordinated notes, Series B	$528			$528

	June 30, 2013
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative component in convertible notes presented among long-term liabilities			$151	$151
Convertible subordinated notes, Series B (including accrued interest)	$2,094			$2,094

The fair value of the Series A convertible subordinated notes at June 30, 2013, as traded on the Tel Aviv Stock Exchange, was approximately $4.9 million  (December 31, 2012 - $2.1 million).

There were no changes between Level 1 and Level 2 during the three and six-month periods ended June 30, 2013.